Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,588	$ 3,707
Tax authority and other institutions	73	347
Estimated accrual for a certain batch production incident	250	1,726
Derivative liabilities	132
Accrued expenses	2,916	1,274
Revenue Earnout payables (please refer to Note 6)		1,962
Other	129	114
Other current liabilities	$ 7,088	$ 9,130